Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Revenue	₩ 26,151,781		₩ 29,878,043	₩ 24,261,561
Revenue included in forward exchange hedging loss	26,364,737	[1],[2]	29,878,043	24,261,561
Property, plant and equipment	20,946,933		20,558,446	20,139,703
Intangible assets	1,752,957		1,644,898	1,020,088
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	678,246	[2]	632,531	912,049
Property, plant and equipment	14,042,794		12,006,204
Intangible assets	1,633,866		1,452,823
China [member]
Disclosure of geographical areas [Line Items]
Revenue	17,434,407	[2]	19,866,707	16,685,746
Property, plant and equipment	4,302,527		6,393,129
Intangible assets	53,388		83,655
Vietnam [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	2,590,438		2,146,652
Intangible assets	20,315		19,954
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	11,174		12,461
Intangible assets	45,388		88,466
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	25,686,491	[2]	29,245,512	23,349,512
Property, plant and equipment	6,904,139		8,552,242
Intangible assets	119,091		192,075
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	2,796,648	[2]	3,256,126	2,297,290
United States [member]
Disclosure of geographical areas [Line Items]
Revenue	3,078,924	[2]	3,263,055	2,070,944
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	988,566	[2]	1,159,669	1,215,345
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 1,387,946	[2]	₩ 1,699,955	₩ 1,080,187

[1]

(*) Total revenue in 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.

[2]

Total revenue in 2022 excludes ~~W~~212,956 million of forward exchange hedging loss which was reclassified from accumulated other comprehensive income to revenue when the sales from the hedged forecast transactions are recognized.